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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2009

Check here if Amendment             [ ] Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Liberty Ridge Capital, Inc.

Address:          1205 Westlakes Drive, Suite 230
                  Berwyn, PA 19312

Form 13F File Number: 28-1904

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jerome J. Heppelmann
Title:            CEO and Portfolio Manager
Phone:            610-647-4100


Signature, Place, and Date of Signing:
/s/ Jerome J. Heppelmann        Berwyn, PA              03/31/2009
[Signature]                    [City, State]              [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $58,255.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

1           028-11931   Old Mutual (US) Holdings, Inc.
2           028-11581   Old Mutual Capital, Inc.

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                                                    FORM 13F INFORMATIONAL TABLE


                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  ALCOA INC                      COM              013817101     1021   139042 SH       OTHER   1, 2         139042        0        0
  APPLE COMPUTER INC             COM              037833100     1418    13490 SH       OTHER   1, 2          13490        0        0
  BP AMOCO PLC                   ADS              055622104     2874    71680 SH       OTHER   1, 2          71680        0        0
  BERKSHIRE HATHAWAY - CL B      CL B             084670207     2679      950 SH       OTHER   1, 2            950        0        0
  COMCAST "A SPL"                CL A             20030N200     3090   240103 SH       OTHER   1, 2         240103        0        0
  COSTCO WHOLESALE CORP          COM              22160K105     2633    56850 SH       OTHER   1, 2          56850        0        0
  CISCO SYSTEMS INC              COM              17275R102     1798   107210 SH       OTHER   1, 2         107210        0        0
  CVS CORP                       COM              126650100     2905   105690 SH       OTHER   1, 2         105690        0        0
  DELL, INC.                     COM              24702R101     1253   132170 SH       OTHER   1, 2         132170        0        0
  DISNEY (WALT) COMPANY          COM              254687106      993    54670 SH       OTHER   1, 2          54670        0        0
  EL PASO CORP                   COM              28336L109     2537   405935 SH       OTHER   1, 2         405935        0        0
  FDX CORP                       COM              31428X106     1010    22700 SH       OTHER   1, 2          22700        0        0
  GOOGLE INCORPORATED            COM              38259P508     1859     5340 SH       OTHER   1, 2           5340        0        0
  HALLIBURTON CO                 COM              406216101     1727   111610 SH       OTHER   1, 2         111610        0        0
  INTEL CORP                     COM              458140100      835    55470 SH       OTHER   1, 2          55470        0        0
  JPMORGAN CHASE & CO.           COM              46625H100     1207    45420 SH       OTHER   1, 2          45420        0        0
  KIMBERLY-CLARK                 COM              494368103     2315    50200 SH       OTHER   1, 2          50200        0        0
  COCA-COLA CO                   COM              191216100     2568    58420 SH       OTHER   1, 2          58420        0        0
  MEDTRONIC                      COM              585055106     2828    95960 SH       OTHER   1, 2          95960        0        0
  METLIFE INC                    COM              59156R108     1854    81430 SH       OTHER   1, 2          81430        0        0
  MICROSOFT CORP                 COM              594918104     2679   145862 SH       OTHER   1, 2         145862        0        0
  MAXIM INTEGRATE                COM              57772K101      799    60506 SH       OTHER   1, 2          60506        0        0
  NOKIA ADR A                    ADR              654902204     2334   199960 SH       OTHER   1, 2         199960        0        0
  NRG ENERGY INC                 COM              629377508     2265   128690 SH       OTHER   1, 2         128690        0        0
  PEPSICO INC                    COM              713448108     2287    44420 SH       OTHER   1, 2          44420        0        0
  SAFEWAY INC.                   COM              786514208     2999   148530 SH       OTHER   1, 2         148530        0        0
  WYETH                          COM              983024100     2732    63480 SH       OTHER   1, 2          63480        0        0
  ZIMMER HOLDINGS INC            COM              98956P102     2756    75510 SH       OTHER   1, 2          75510        0        0

S REPORT SUMMARY             28     DATA RECORDS          58255                 2 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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